Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2018